Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Inventories
General merchandise	¥ 640,538		¥ 673,477
Packing materials and others	4,082		3,146
Less: Inventory write down	(41,529)		(30,507)
Total	¥ 603,091	$ 92,693	¥ 646,116